Equity and Other Equity Items - Shares Activity (Details) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Equity [abstract]
Authorized shares as of the beginning of the year		3,500,000	3,500,000
Shares issued:
At the beginning of the year	1,576,374	1,565,006
Exercise of stock options	14	18
Issuance of shares	0	11,350
As of the end of the year	1,576,388	1,576,374